Supplemental Cash Flow Information - Summary of Supplemental Cash Flow Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Additional Cash Flow Elements And Supplemental Cash Flow Information [Abstract]
Cash paid for interest	$ 157,686	$ 117,223	$ 94,116
Income taxes paid, net	1,294	1,116	(6,562)
Non-cash investing activities:
Receipt of MSRs as proceeds from sales of mortgage loans	275,092	154,474	121,333
Transfer of mortgage loans and advances to real estate acquired in settlement of loans	207,431	307,455	364,945
Transfer of real estate acquired in settlement of mortgage loans to real estate held for investment	21,406	8,827	0
Receipt of ESS pursuant to recapture agreement with PFSI	6,603	6,728	7,343
Transfers of mortgage loans acquired for sale to mortgage loans at fair value	0	23,859	0
Purchase of mortgage loans financed through forward purchase agreements	0	0	2,828
Transfer of mortgage loans under forward purchase agreements to mortgage loans at fair value	0	0	205,902
Transfer of mortgage loans under forward purchase agreements and advances to REO under forward purchase agreements	0	0	9,369
Purchase of REO financed through forward purchase agreements	0	0	68
Transfer of REO under forward purchase agreements to REO	0	0	12,737
Non-cash financing activities:
Dividends payable	31,655	35,069	45,894
Transfer of mortgage loans at fair value financed through agreements to repurchase to REO financed under agreements to repurchase	0	85,134	2,731
Purchase of mortgage loans financed through forward purchase agreements	0	0	2,828
Purchase of REO financed through forward purchase agreements	$ 0	$ 0	$ 68